4a. INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

The provision for income taxes for the years ended December 31, 2013 and 2012 is summarized as follows:

	2013	2012
Current:
Federal	$–	–
State	–	–
	–	–
Deferred:
Federal	–	–
State	–	–
	$–	$–

The Company has federal and state net operating loss carry forwards of approximately $12,235,000, which can be used to reduce future taxable income through 2030. The Company is open for tax years for the years ended 2008 through present.

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	YEARS ENDED DECEMBER 31,
	2013	2012

Deferred Tax Assets:
Net operating loss carry-forwards	$6,698,000	$4,446,000
Stock based compensation	2,605,000	1,939,000
Beneficial Conversion Feature	46,000	46,000
Allowance for doubtful accounts	8,000	8,000
Deferred Tax Assets	9,357,000	6,439,000
Less Valuation Allowance	9,357,000	6,439,000
Net Deferred Tax Asset	$–	$–

A reconciliation of the federal statutory rate to the Company's effective tax rate is as follows:

	YEARS ENDED DECEMBER 31,
	2013	2012

Federal Statutory Tax Rate	34.00%	34.00%
State Taxes, net of Federal benefit	6.00%	6.00%
Change in Valuation Allowance	(40.00%)	(40.00%)
Total Tax Expense	0.00%	0.00%